SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash equivalents
Cash equivalents maturities, months	3 months
Inventories
Inventory write-downs	$ 747,000	$ 2,089,000	$ 3,683,000
Impairment charge	0	0	0
Revenue recognition
Provision for product returns	1,990,000	2,112,000
Severance pay
Employees over 50 years of age maximum annual contribution per year	23,000	23,000	22,000
Expense for matching contributions	4,105,000	3,985,000	3,989,000
Severance pay expense	13,318,000	10,862,000	11,164,000
Employee contribution amount, max per year	17,500	17,500	16,500
Employee contribute percentage, max	6.00%
Employer percent of match	50.00%
Basic and diluted net earnings per share
Weighted average number of shares related to outstanding anti-dilutive options	743,100	586,367	785,821
Advertising expenses
Advertising expenses	$ 8,992,000	$ 9,771,000	$ 10,214,000